SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary Of Significant Accounting Policies

NOTE 3. - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounts Receivable

 Credit is granted to substantially all customers throughout the United States. The Company carries its accounts receivable at invoice amount, less an allowance for doubtful accounts. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, based on a history of past write-offs and collections and current credit conditions. The Company’s policy is to not accrue interest on past due receivables. Management determined that an allowance of $9,710 for doubtful accounts was reasonably stated at December 31, 2021 ($10,089 - 2020).

Concentration of Credit Risk - Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in financial institutions. The cash accounts occasionally exceed the federally insured deposit amount; however, management does not anticipate nonperformance by financial institutions. Management reviews the financial viability of these institutions on a periodic basis.

Loan Origination Fees - The Company capitalizes the costs of loan origination fees and amortizes the fees as interest expense over the contractual life of each agreement and they are shown as a reduction of the debt.

Sale of Certain Accounts Receivable - The Company has available a financing line with a financial institution (the Purchaser). In connection with this line of credit, the Company adopted FASB ASC 860 “Transfers and Servicing”. FASB ASC 860 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. The Company has a factoring line with the Purchaser which enables the Company to sell selected accounts receivable invoices to the Purchaser with full recourse against the Company.

These transactions qualify for a sale of assets since (1) the Company has transferred all of its right, title and interest in the selected accounts receivable invoices to the financial institution, (2) the Purchaser may pledge, sell or transfer the selected accounts receivable invoices, and (3) the Company has no effective control over the selected accounts receivable invoices since it is not entitled to or obligated to repurchase or redeem the invoices before their maturity and it does not have the ability to unilaterally cause the Purchaser to return the invoices. Under FASB ASC 860, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished.

Pursuant to the provisions of FASB ASC 860, the Company reflects the transactions as a sale of assets and establishes an accounts receivable from the Purchaser for the retained amount less the costs of the transaction and less any anticipated future loss in the value of the retained asset. The retained amount is equal to 10% of the total accounts receivable invoice sold to the Purchaser. The fee is charged at prime plus 3.6% (effective rate of 6.85% at December 31, 2021) against the average daily outstanding balance of funds advanced.

The estimated future loss reserve for each receivable included in the estimated value of the retained asset is based on the payment history of the accounts receivable customer and is included in the allowance for doubtful accounts, if any. As collateral, the Company granted the Purchaser a first priority interest in accounts receivable and a blanket lien, which may be junior to other creditors, on all other assets.

The financing line provides the Company the ability to finance up to $2,000,000 of selected accounts receivable invoices, which includes a sublimit for one of the Company’s customers of $1,500,000. During the year ended December 31, 2021, the Company sold approximately $3,629,800 ($1,749,700 - 2020) of its accounts receivable to the Purchaser. As of December 31, 2021, $148,155 ($0 - 2020) of these receivables remained outstanding. Additionally, as of December 31, 2021, the Company had $66,000 available under the financing line with the financial institution ($362,000 - 2020). After deducting estimated fees and advances from the Purchaser, the net receivable from the Purchaser amounted to $14,816 at December 31, 2021 ($0 - 2020) and is included in accounts receivable in the accompanying balance sheets as of that date.

There were no gains or losses on the sale of the accounts receivable because all were collected. The cost associated with the financing line was approximately $34,200 for the year ended December 31, 2021 ($21,100 - 2020). These financing line fees are classified on the statements of operations as interest expense.

Property and Equipment - Property and equipment are recorded at cost and are depreciated over their estimated useful lives for financial statement purposes. The cost of improvements to leased properties is amortized over the shorter of the lease term or the life of the improvement. Maintenance and repairs are charged to expense as incurred while improvements are capitalized.

Capitalization of Software for Resale - The Company capitalizes the software development costs for software to be sold, leased, or otherwise marketed. Capitalization begins upon the establishment of technological feasibility of a new product or enhancements to an existing product, which is generally the completion of a working prototype that has been certified as having no critical bugs and is a release candidate. Costs incurred after the enhancement has reached technological feasibility and before it is released in the market are capitalized and are primarily labor costs related to coding and testing. Amortization begins once the software is ready for its intended use, generally based on the pattern in which the economic benefits will be consumed. Costs associated with major upgrade releases begin amortization in the month after release. The amortization period is three years. As of December 31, 2021, there is $678,973 of costs capitalized and $261,323 of accumulated amortization ($449,445 and $94,541, respectively, in 2020). During the year ended December 31, 2021 there was $166,783 of amortization expense recorded ($85,002 in 2020). Future amortization is expected to be $428,650 at a rate of $217,722, $144,989, $63,208 and $2,731 for the years 2022, 2023, 2024 and 2025 respectively. Costs incurred prior to reaching technological feasibility are expensed as incurred. Labor amounts expensed related to these development costs amounted to approximately $153,600 and $159,700 during the years ended December 31, 2021 and 2020, respectively.

Accounting for the Impairment or Disposal of Long-Lived Assets - The Company follows provisions of FASB ASC 360 “Property, Plant and Equipment” in accounting for the impairment of disposal of long-lived assets. This standard specifies, among other things, that long-lived assets are to be reviewed for potential impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable. The Company determined that there was no impairment of long-lived assets during 2021 and 2020.

Revenue Recognition - Effective January 1, 2018, the Company adopted Topic 606 using the modified retrospective approach and applied the guidance to those contracts which were not completed as of January 1, 2018. Adoption of Topic 606 did not impact the timing of revenue recognition in the Company’s financial statements for the current or prior periods. Accordingly, no adjustments have been made to opening retained earnings or prior period amounts.

The Company’s revenues are generated under both time and material and fixed price agreements. Managed support services revenue is recognized when the associated costs are incurred, which coincides with the consulting services being provided. Time and materials service agreements are based on hours worked and are billed at agreed upon hourly rates for the respective position plus other billable direct costs. Fixed price service agreements are based on a fixed amount of periodic billings for recurring services of a similar nature performed according to the contractual arrangements with clients. These agreements are arrangements for monthly or weekly support services. Under both types of agreements, the delivery of services occurs when an employee works on a specific project or assignment as stated in the contract or purchase order. Based on historical experience, the Company believes that collection is reasonably assured.

The Company sells licenses of Nodeware and third-party software, principally Webroot. Substantially all customers are invoiced monthly at fixed rates for license fees and revenue is recognized over time.

 The Company’s total revenue recognized from contracts from customers was comprised of three major services: Managed support services, Cybersecurity projects and software and Other IT consulting services. The categories depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. There were no material unsatisfied performance obligations at December 31, 2021 or 2020 for contracts with an expected original duration of more than one year. The following table summarizes the revenue recognized by the major services:

	Years Ended December 31,
	2021	2020
Managed support services	$4,325,067	$4,669,570
Cybersecurity projects and software	2,780,175	2,285,876
Other IT consulting services	119,000	264,000
Total sales	$7,224,242	$7,219,446

Managed support services

Managed support services consist of revenue primarily from our subcontracts for services to its end clients, principally a major establishment of the U.S. Government for which we manage one of the nation’s largest physical and virtual Microsoft Windows environments.

• We generate revenue primarily from these subcontracts through fixed price service and support agreements. Revenues are earned and billed weekly and are generally paid within 45 days. The revenues are recognized at time of service.

Cyber security projects and software

Cyber security projects and software revenue includes the selling of licenses of Nodeware® and third-party software, principally Webroot™ as well as performing cybersecurity assessments, testing and consulting as a CISO (Chief Information Security Officer).

•

Nodeware® and Webroot™ software offerings consist of fees generated from the use of the respective software by our customers. Revenue is recognized on a ratable basis over the contract term beginning on the date that our service is made available to the customer. Substantially all customers are billed in the month of the service and is cancellable upon notice per the respective agreements.  Substantially all payments are electronically billed, and the billed amounts are paid to the Company instantaneously via an online payment platform.   If payments are made in advance, revenues related to the term associated with our software licenses is recognized ratably over the contractual period.

•	Some of our customers have the option to purchase additional subscription and support services at a stated price. These options generally do not provide a material right as they are priced at our standalone selling price.

•	Cybersecurity assessments, testing and CISO services are considered distinct performance obligations when sold stand alone or with other products. These contracts generally have terms of one year or less. For substantially all these contracts, revenue is recognized when the specific performance obligation is satisfied. If the contract has multiple performance obligations, the revenue is recognized when the performance obligations are satisfied. Depending on the nature of the service, the amounts recognized are either based on an allocation of the transaction price to each performance obligation based on a relative standalone selling price of the products sold.

•	In substantially all agreements, a 50% to 75% down payment is required before work is initiated. Down payments received are deferred until revenue is recognized. For the year ended December 31, 2021, we recognized revenue of approximately $320,000 that was included in the deferred revenue liability balance at the beginning of the period presented. Deferred revenue that will be realized during the succeeding 12-month period is approximately $500,000.

Other IT consulting services

Other IT consulting services consists of services such as project management and general IT consulting services.

•

 We generate revenue via fixed price service agreements. These are based on periodic billings of a fixed dollar amount for recurring services of a similar nature performed according to the contractual arrangements with clients. The revenues are recognized at time of service.

Based on historical experience, the Company believes that collection is reasonably assured.

During 2021, sales to one client, including sales under subcontracts for services to several entities, accounted for 59.6% of total sales (61.2% - 2020) and 15.6% of accounts receivable at December 31, 2021 (38.8% - 2020).

Stock Options - The Company recognizes compensation expense related to stock-based payments at the grant date fair value of the awards. The Company uses the Black-Scholes option pricing model to determine the estimated fair value of the awards.

                 Income Taxes - The Company accounts for income tax expense in accordance with FASB ASC 740 “Income Taxes.” Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences, operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Company periodically reviews tax positions taken to determine if it is more likely than not that the position would be sustained upon examination. The Company did not have any material unrecognized tax benefit at December 31, 2021 or 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2021 and 2020, the Company recognized no interest and penalties.

The Company files U.S. federal tax returns and tax returns in various states. The tax years 2018 through 2021 remain open to examination by the taxing jurisdictions to which the Company is subject.

Fair Value of Financial Instruments - The Company has determined the fair value of debt and other financial instruments using a valuation hierarchy. The hierarchy, which prioritizes the inputs used in measuring fair value, consists of three levels.

Level 1 uses observable inputs such as quoted prices in active markets;

Level 2 uses inputs other than quoted prices in active markets that are either directly or indirectly observable; and

Level 3 is defined as unobservable inputs in which little or no market data exist and requires the Company to develop its own assumptions.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The carrying amounts of cash, accounts receivable and accounts payable and accrued expenses are reasonable estimates of their fair value due to their short maturity. The carrying amount of the Company’s term debt and notes payable approximates fair value because the effective yields on these obligations, which include contractual interest rates, taken together with other features such as concurrent issuance of warrants, are comparable to rates of returns for instruments of similar credit risk.

Earnings Per Share - Basic earnings per share is based on the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share is based on the weighted average number of common shares outstanding, as well as dilutive potential common shares which, in the Company’s case, comprise shares issuable under convertible notes payable, warrants and stock options. The treasury stock method is used to calculate dilutive shares, which reduces the gross number of dilutive shares by the number of shares purchasable from the proceeds of options and notes assumed to be exercised. In a loss year, the calculation for basic and diluted earnings per share is the same, as the impact of potential common shares is anti-dilutive.

            The following table sets forth the computation of basic and diluted loss per share as of December 31, 2021 and 2020:

	Years ended December 31,
	2021	2020
Numerator for basic and diluted net income per share:
Net income (loss)	$(1,568,813)	$675,996
Basic and diluted net income (loss) per share	$(0.05)	$0.02

Weighted average common shares outstanding
Basic shares	30,122,738	29,061,883
Diluted shares	30,122,738	43,450,086

Anti-dilutive shares excluded from net income per share	22,623,804	3,965,000

Certain common shares issuable under stock options and convertible notes payable have been omitted from the diluted net income (loss) per share calculation because their inclusion is considered anti-dilutive because the exercise or conversion prices were greater than the average market price of the common shares or their inclusion would have been anti-dilutive.

Reclassifications - The Company reclassifies amounts in its prior year financial statements to conform to the current year’s presentation.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Leases

 The Company recognizes a liability for their lease obligations and a corresponding right-of-use asset, initially measured at the present value of the lease payments. Subsequent accounting depends on whether the agreement is deemed to be a financing or operating lease. For operating leases, a lessee recognizes its total lease expense as an operating expense over the lease term. Assets and liabilities are presented and disclosed separately, and the liabilities must be classified appropriately as current and noncurrent.